                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from December 26, 2006 to January 25, 2007

                    Commission File Number of issuing entity:
                           000-20787-07, 333-130508-01

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
           (Exact name of issuing entity as specified in its charter)

   Commission File Number         Commission File Number         Commission File Number
        of Depositor:                  of Depositor:                  of Depositor:
 000-21424-04, 333-130508-03     333-113579-02, 333-130508    333-113579-01, 333-130508-02

      American Express               American Express               American Express
    Receivables Financing          Receivables Financing          Receivables Financing
       Corporation II               Corporation III LLC            Corporation IV LLC
  (Exact name of depositor       (Exact name of depositor       (Exact name of depositor
as specified in its charter)   as specified in its charter)   as specified in its charter)

         13-3854638                     20-0942395                     20-0942445
      (I.R.S. Employer               (I.R.S. Employer               (I.R.S. Employer
    Identification Number          Identification Number          Identification Number
        of depositor)                  of depositor)                  of depositor)

          American Express                                  American Express
           Centurion Bank                                       Bank, FSB
     (Exact name of sponsor as                         (Exact name of sponsor as
     specified in its charter)                         specified in its charter)

              Delaware                                       Not Applicable
   State or other jurisdiction of                           (I.R.S. Employer
  incorporation or organization of                     Identification Number of
         the issuing entity                                the issuing entity

      c/o The Bank of New York
    101 Barclay Street, New York                                 10286
(Address of the principal executive                            (Zip Code)
   offices of the issuing entity)

                     ---------------------------------------
                     (Telephone number, including area code)

                                 Not Applicable
           (Former name, former address, if changed since last report)

Each class of Series A and Series B Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

     The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.

PART II - OTHER INFORMATION

Item 9. Exhibits.

Exhibit No.   Description
-----------   -----------
     99       Monthly Servicer's Certificate for the Monthly Period ending
              January 25, 2007 and the related payment dates.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: February 15, 2007

                                        American Express Receivables Financing
                                        Corporation II,
                                        Depositor


                                        By: /s/ Maureen Ryan
                                            ------------------------------------
                                        Name: Maureen Ryan
                                        Title: President


                                        American Express Receivables Financing
                                        Corporation III LLC,
                                        Depositor


                                        By: /s/ Andrea J. Moss
                                            ------------------------------------
                                        Name: Andrea J. Moss
                                        Title: President


                                        American Express Receivables Financing
                                        Corporation IV LLC,
                                        Depositor


                                        By: /s/ Daniel L. Follett
                                            ------------------------------------
                                        Name: Daniel L. Follett
                                        Title: President